CONVERTIBLE NOTES (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total Fair value of derivative liability	$ 7,556,670	$ 4,673,336	$ 1,285,170
March 2013 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	2,400,000	1,500,000	412,500
July 2013 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	1,083,333	666,667	183,334
September 2013 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	3,477,500	2,140,000	588,500
January 2014 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	$ 595,837	$ 366,669	$ 100,836